Financial risk management, objectives and policies, Danish Ship Finance Credit Facility (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2014 USD ($) Carrier	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Oct. 31, 2023	Apr. 30, 2020 USD ($)
Credit Facility [Abstract]
Borrowing amount		$ 428,744	$ 409,424
Danish Ship Finance Credit Facility [Member]
Credit Facility [Abstract]
Borrowing amount	$ 49,400	$ 0	$ 26,635		$ 36,400
Number of VLCCs whose acquisition is to be funded through credit facility | Carrier	1
Term		5 years
Maturity date		Nov. 30, 2025
Frequency of periodic repayment		semiannual
Debt repayment installment amount		$ 1,200
Debt repayment final amount		24,300
Repayment of long-term borrowings refinancing		$ 25,500
Danish Ship Finance Credit Facility [Member] | LIBOR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis	2.00%
Danish Ship Finance Credit Facility [Member] | SOFR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis		2.00%		2.00%